BORROWINGS (Details) - USD ($)		6 Months Ended
	Jan. 06, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Corporate borrowings		$ 1,990,000,000	$ 2,100,000,000
Current borrowings and current portion of non-current borrowings		2,990,000,000	3,758,000,000
Non-current portion of non-current borrowings		41,918,000,000	40,835,000,000
Proportion of voting rights held in joint operation	53.00%
Parent company
Disclosure of detailed information about borrowings [line items]
Current borrowings		0	$ 0
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		$ 2,300,000,000
Revolving credit facility | Floating interest rate | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		2.50%
Revolving credit facility | Floating interest rate | Base rate or prime rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		1.50%
Brookfield credit agreements
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		$ 1,000,000,000
Renewal period		1 year
Brookfield credit agreements | At April 27, 2023
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		$ 500,000,000
Brookfield credit agreements | Floating interest rate | Base rate or prime rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		2.45%
Brookfield credit agreements | Floating interest rate | LIBOR or bankers' acceptance rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		3.45%